Financial instruments and risk management - Foreign Currency Risk (Details)	Dec. 31, 2023 USD ($)
Financial instruments and risk management
Cash	$ 36,627
Accounts payable and accrued liabilities	(173,068)
Net Exposure	(136,441)
United States of America, Dollars
Financial instruments and risk management
Cash	36,627
Accounts payable and accrued liabilities	(173,068)
Net Exposure	(136,441)
Effect of +/- 10% change in currency	$ (13,644)